TLGIT STKSAIA

                          SUPPLEMENT DATED JUNE 5, 1998
                                     TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                                       OF

                        TEMPLETON GLOBAL INVESTMENT TRUST
                             TEMPLETON REGION FUNDS
                                  ADVISOR CLASS
                              DATED AUGUST 1, 1997

The seventh paragraph under "What are the Funds' Potential Risks?" is amended as follows:

     As a non-fundamental policy, Greater European Fund will limit its investment in Russian securities to 10% of its total assets and Latin America Fund will limit its investment in Russian securities to 5% of its total assets. There can be no assurance that appropriate sub-custody arrangements will be available to a Fund if and when the Fund seeks to invest a portion of its assets in Russian securities.

                                  * * * * * * *

                     Investors should retain this supplement
                              for future reference